Annual Total Returns [BarChart] - Voya Strategic Allocation Moderate Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(0.91%)
2012	13.45%
2013	16.24%
2014	6.50%
2015	(0.88%)
2016	6.32%
2017	14.29%
2018	(6.31%)
2019	18.94%
2020	12.46%